Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Income Tax Expense
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Current income tax

Income tax charge for the year	(16,479,523)	(13,271,353)	(14,201,733)
Adjustment related to current income tax for the prior year	304,874	295,242	61,124

Deferred income tax

Related to the net variation in temporary differences	9,454,445	(3,130,094)	(907,466)
Income tax	(6,720,204)	(16,106,205)	(15,048,075)

Income Tax Charged To Other Comprehensive Income
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Income tax for the year related to items charged or credited directly to equity

Deferred income tax income (expense)	82,200	(263)	(5,783)
Income tax credited charged to other comprehensive income	82,200	(263)	(5,783)

Statutory income tax rate
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Income before income tax	25,798,179	14,844,212	35,506,085

At statutory income tax rate (1)	(9,029,362)	(5,195,475)	(10,651,825)
Share of the profit of associates	(55,539)	32,067	(19,717)
Effect related to statutory income tax rate change (Note 22)	-	(8,412,105)	1,857,589
IFRIC 23 effect	298,760	28,588	58,167
Effect related to the discount of income tax payable	1,592,771	(270,416)	581,052
Adjustment related to current income tax for the prior year	304,874	295,244	61,124
Loss on net monetary position	(3,414,907)	(1,307,240)	(7,341,580)
Unrecognized tax-loss carryforwards	(2,809,286)	(2,344,539)	-
Business combination tax effects	4,260,959	-	-
Others	2,131,526	1,067,671	407,115
Income tax for the year	(6,720,204)	(16,106,205)	(15,048,075)

Deferred income tax
	Consolidated statement of financial position		Consolidated statement of income from continuing operations and statement of other comprehensive income
	12-31-2022	12-31-2021	2022	2021	2020
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	8,040	13,768	(5,728)	4,245	(4,843)
Other financial assets	(101,948)	(66,941)	(35,008)	(65,789)	1,101,292
Provisions and others	(850,124)	(946,631)	96,507	(85,067)	(1,043,977)
Employee benefit liability	351,643	433,275	(81,633)	109,834	3,126
Investments in associates	(4,129,072)	(4,056,739)	(72,333)	(876,967)	(114,357)
Property, plant and equipment - Material & spare parts - Intangible assets	(12,180,928)	(13,797,678)	5,483,061	2,026,665	2,488,485
Deferred tax income	(5,382,269)	(7,283,559)	1,901,290	460,824	685,750
Tax loss carry-forward	157,711	419,022	(261,311)	(6,643,049)	441,986
Tax inflation adjustment - Asset	121,338	350,503	(229,165)	(199,211)	(1,248,143)
Tax inflation adjustment - Liability	(1,627,018)	(4,367,984)	2,740,965	2,138,158	(3,222,568)
Deferred income tax income (expense)			9,536,645	(3,130,357)	(913,249)
Deferred income tax liabilities, net	(23,632,627)	(29,302,964)

Deferred income tax liability
	Consolidated statement of financial position
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Deferred income tax asset	835,675	256,262	289,260
Deferred income tax liability	(24,468,302)	(29,559,226)	(26,461,867)
Deferred income tax liability, net	(23,632,627)	(29,302,964)	(26,172,607)